Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income from Operations by Segment
The following tables include results for the Company’s revenues and (loss) income from operations by segment for the three and nine months ended September 30, 2018 and September 30, 2017.

Three Months Ended September 30, 2018
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment (2)	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (3)	166,423	12,019	(2,527)	175,915
Voyage expenses (3)	(85,575)	—	2,527	(83,048)
Vessel operating expenses	(43,432)	(8,729)	—	(52,161)
Time-charter hire expense	(2,935)	(1,382)	—	(4,317)
Depreciation and amortization	(28,532)	(1,063)	—	(29,595)
General and administrative expenses (4)	(7,985)	(762)	—	(8,747)
Restructuring charges	—	(213)	—	(213)
Loss from operations	(2,036)	(130)	—	(2,166)

Equity loss	(359)	—	—	(359)

Three Months Ended September 30, 2017
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment (2)	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (3)	81,758	11,902	(2,422)	91,238
Voyage expenses (3)	(20,725)	—	2,422	(18,303)
Vessel operating expenses	(32,227)	(8,731)	—	(40,958)
Time-charter hire expense	(4,629)	(1,206)	—	(5,835)
Depreciation and amortization	(23,071)	(1,257)	—	(24,328)
General and administrative expenses (4)	(6,823)	(799)	—	(7,622)
(Loss) gain on sale of vessels	(7,968)	42	—	(7,926)
Loss from operations	(13,685)	(49)	—	(13,734)

Equity loss	(274)	—	—	(274)

Nine Months Ended September 30, 2018
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment (2)	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (3)	490,083	35,061	(9,105)	516,039
Voyage expenses (3)	(259,079)	—	9,105	(249,974)
Vessel operating expenses	(131,886)	(25,922)	—	(157,808)
Time-charter hire expense	(10,326)	(4,371)	—	(14,697)
Depreciation and amortization	(85,171)	(3,427)	—	(88,598)
General and administrative expenses (4)	(25,385)	(2,554)	—	(27,939)
Gain on sale of vessels	—	170	—	170
Restructuring charges	(152)	(1,043)	—	(1,195)
Loss from operations	(21,916)	(2,086)	—	(24,002)

Equity income	265	—	—	265

Nine months ended September 30, 2017
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment (2)	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (3)	299,154	39,387	(8,029)	330,512
Voyage expenses (3)	(69,517)	—	8,029	(61,488)
Vessel operating expenses	(100,586)	(31,363)	—	(131,949)
Time-charter hire expense	(23,698)	(3,761)	—	(27,459)
Depreciation and amortization	(69,857)	(3,795)	—	(73,652)
General and administrative expenses (4)	(22,258)	(2,617)	—	(24,875)
(Loss) gain on sale of vessels	(12,545)	50	—	(12,495)
Income (loss) from operations	693	(2,099)	—	(1,406)

Equity loss	(27,174)	—	—	(27,174)

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services was based on actual costs incurred.

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's consolidated statements of loss.

(3)	The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09 (see note 2).

(4)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at	As at
	September 30, 2018	December 31, 2017
	$	$
Conventional Tanker Segment	2,036,698	2,089,099
Ship-to-Ship Transfer Segment	38,135	36,810
Cash and cash equivalents	54,361	71,439
Consolidated total assets	2,129,194	2,197,348